Condensed group statement of comprehensive income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Profit (loss) for the period	$ 2,873	$ 156	$ 5,404	$ 1,648
Items that may be reclassified subsequently to profit or loss
Currency translation differences	(2,612)	(103)	(2,081)	1,111
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets	0	4	0	5
Available-for-sale investments	0	1	0	3
Cash flow hedges and costs of hedging	(107)	148	(189)	277
Share of items relating to equity-accounted entities, net of tax	(33)	72	122	303
Income tax relating to items that may be reclassified	52	4	(38)	(121)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(2,700)	126	(2,186)	1,578
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	1,714	318	2,579	1,045
Cash flow hedges that will subsequently be transferred to the balance sheet	(35)	0	(22)	0
Income tax relating to items that will not be reclassified	(557)	(102)	(822)	(348)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	1,122	216	1,735	697
Other comprehensive income	(1,578)	342	(451)	2,275
Total comprehensive income	1,295	498	4,953	3,923
Attributable to
BP shareholders	1,268	472	4,848	3,835
Non-controlling interests	$ 27	$ 26	$ 105	$ 88